Revenue (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2022 USD ($) customer	Sep. 30, 2021 USD ($) customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 7,212	$ 48
Performance obligations satisfied over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of customers | customer	5	1
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 359	$ 48
Other Countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	6,853
Quantum Cloud
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 7,212	$ 48